Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OPERATING ACTIVITIES
Net (loss) income	$ (123,945)	$ (299,442)	$ 44,475
Non-cash items:
Unrealized gain on derivative instruments (note 12)	(53,419)	(59,702)	(44,128)
Equity income, net of dividends received of $6,200 (2017 - $11,600, 2016 - $7,206)	(33,258)	(2,842)	(10,727)
Depreciation and amortization	372,290	309,975	300,011
Write down and (gain) loss on sale of vessels (note 18)	223,355	318,078	40,079
Deferred income tax expense (recovery) (note 13)	18,606	(1,870)	4,854
Amortization of in-process revenue contracts (note 6b)	(35,219)	(12,745)	(12,779)
Other	16,871	37,511	26,812
Change in non-cash working capital items related to operating activities (note 15b)	(83,227)	33,506	74,218
Expenditures for dry docking (note 1)	(21,411)	(17,269)	(26,342)
Net operating cash flow	280,643	305,200	396,473
FINANCING ACTIVITIES
Proceeds from long-term debt (note 8)	734,698	1,205,477	456,697
Scheduled repayments of long-term debt and settlement of related swaps (notes 8 and 12)	(567,298)	(652,898)	(476,908)
Prepayments of long-term debt and settlement of related swaps (notes 8 and 12)	(457,426)	(702,115)	(197,776)
Debt issuance costs	(14,128)	(17,268)	(12,095)
Equity contribution from joint venture partners	0	6,000	750
Proceeds from issuance of common units and warrants (note 16)	0	640,595	135,246
Proceeds from issuance of preferred units and warrants (note 16)	120,000	0	100,000
Repurchase of preferred units (note 16)	0	(250,022)	0
Expenses relating to equity offerings	(3,997)	(12,155)	(6,395)
Cash distributions paid by the Partnership	(46,675)	(60,593)	(78,634)
Cash distributions paid by subsidiaries to non-controlling interests	(12,048)	(9,891)	(14,210)
Cash contribution paid from non-controlling interest to subsidiaries	1,500	0	0
Proceeds from credit facility due to affiliates (note 11h)	125,000	0	0
Other	(964)	(4,183)	(90)
Net financing cash flow	(121,338)	142,947	(93,415)
INVESTING ACTIVITIES
Net payments for vessels and equipment, including advances on newbuilding contracts and conversion costs	(233,736)	(533,260)	(294,581)
Proceeds from sale of vessels and equipment (note 18)	30,049	13,100	69,805
Investments in equity accounted joint ventures	(3,000)	(25,824)	(54,873)
Direct financing lease payments received (investments)	5,414	5,844	(115)
Acquisition of companies from Teekay Corporation (net of cash acquired of $26.6m) (note 11k)	25,254	0	0
Net investing cash flow	(176,019)	(540,140)	(279,764)
(Decrease) increase in cash, cash equivalents and restricted cash	(16,714)	(91,993)	23,294
Cash, cash equivalents and restricted cash, beginning of the year	250,294	342,287	318,993
Cash, cash equivalents and restricted cash, end of the year	$ 233,580	$ 250,294	$ 342,287